Investment (Details) ¥ in Millions									6 Months Ended
	Nov. 05, 2024 USD ($)	Nov. 05, 2024 CNY (¥)	Feb. 26, 2024 USD ($)	Feb. 26, 2024 CNY (¥)	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Mar. 03, 2011 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Investment [Line Items]
Exchange consideration			$ 637,940	¥ 4.4
Zhongxiangxin [Member]
Investment [Line Items]
Investment amount | ¥							¥ 40.0
Investment gain									$ 22,447	$ 3,747
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Investment [Line Items]
Equity interest							25.00%
Huadong [Member]
Investment [Line Items]
Equity interest			45.00%	45.00%
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment [Line Items]
Investment amount | ¥								¥ 6.0
Equity interest			10.00%	10.00%	5.00%	5.00%		12.00%
Consideration cash					$ (353,062)	¥ 2.5
Carrying value investment amount									488,581
Hainan Guoxie [Member]
Investment [Line Items]
Investment gain									9,481	3,187
Jiangsu Guomai [Member]
Investment [Line Items]
Investment amount	$ 13,700,000	¥ 100.0
Equity interest	40.00%	40.00%
Investment gain									$ 29,316